CORPORATE STRUCTURE	12 Months Ended
Dec. 31, 2011
CORPORATE STRUCTURE
CORPORATE STRUCTURE

1.       CORPORATE STRUCTURE

Georgetown Bancorp, Inc. (the “Company”) is a federally-chartered corporation organized for the purpose of owning all of the outstanding capital stock of Georgetown Savings Bank (the “Bank”).  The Company was initially organized as a wholly-owned subsidiary of Georgetown Bancorp, MHC (“MHC” or "the Mutual Holding Company"), which is a federally-chartered mutual holding company. As of December 31, 2011, the MHC owned 57.0% of the Company’s outstanding shares of common stock.